Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 273	$ 250
Additions	108	112
Transfers to assets classified as held for sale (note 12)	(23)
Ending balance	309	273
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	513	654
Acquisition of businesses (note 11)	2	26
Additions	77	47
Transfers to assets classified as held for sale (note 12)	(12)
Fully depreciated assets written off	(62)	(178)
Disposals	(6)	(29)
Exchange and other adjustments	2	(7)
Ending balance	514	513
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(240)	(404)
Provided	(38)	(40)
System Fund expense	(2)	(8)
Transfers to assets classified as held for sale (note 12)	9
Fully depreciated assets written off	62	178
Disposals	4	25
Exchange and other adjustments		9
Ending balance	(205)	(240)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	127	127
Ending balance	134	127
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	199	205
Acquisition of businesses (note 11)	1
Additions	9	8
Fully depreciated assets written off	(2)	(11)
Exchange and other adjustments		(3)
Ending balance	207	199
Land and buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(72)	(78)
Provided	(3)	(6)
System Fund expense	0
Fully depreciated assets written off	2	11
Exchange and other adjustments		1
Ending balance	(73)	(72)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146	123
Ending balance	175	146
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	314	449
Acquisition of businesses (note 11)	1	26
Additions	68	39
Transfers to assets classified as held for sale (note 12)	(12)
Fully depreciated assets written off	(60)	(167)
Disposals	(6)	(29)
Exchange and other adjustments	2	(4)
Ending balance	307	314
Fixtures, fittings and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(168)	(326)
Provided	(35)	(34)
System Fund expense	(2)	(8)
Transfers to assets classified as held for sale (note 12)	9
Fully depreciated assets written off	60	167
Disposals	4	25
Exchange and other adjustments		8
Ending balance	$ (132)	$ (168)